LEASES (Schedule of Lease Obligation) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Lease Receivable
Adjustment upon adoption of IFRS 16, April 1, 2019	$ 447
Addition	238
Interest accrual	27
Interest received or paid	(27)
Principal repayment	(118)
Foreign exchange impact	(33)
Balance, March 31, 2020	534
Less: Current portion	(186)
Non-current portion	348
Lease Obligations
Adjustment upon adoption of IFRS 16, April 1, 2019	1,463
Addition	1,239
Interest accrual	112
Interest received or paid	(112)
Principal repayment	(503)
Foreign exchange impact	(130)
Balance, March 31, 2020	2,069
Less: Current portion	(567)
Non-current portion	$ 1,502